Restructuring Charges (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restructuring charges, by reportable segment
Restructuring charges	$ 119.0	$ 96.0	$ 185.0
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	558
Severance [Member]
Restructuring charges, by reportable segment
Restructuring charges	96.0	98.0	161.0
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	483
Other Terminations [Member]
Restructuring charges, by reportable segment
Restructuring charges	23.0	(2.0)	24.0
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	75
U S Card Services [Member]
Restructuring charges, by reportable segment
Restructuring charges	(10.0)
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	64
U S Card Services [Member] | Severance [Member]
Restructuring charges, by reportable segment
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	58
U S Card Services [Member] | Other Terminations [Member]
Restructuring charges, by reportable segment
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	6
International Card Services [Member]
Restructuring charges, by reportable segment
Restructuring charges	29.0
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	86
International Card Services [Member] | Severance [Member]
Restructuring charges, by reportable segment
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	84
International Card Services [Member] | Other Terminations [Member]
Restructuring charges, by reportable segment
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	2
Global Commercial Services [Member]
Restructuring charges, by reportable segment
Restructuring charges	37.0
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	257
Global Commercial Services [Member] | Severance [Member]
Restructuring charges, by reportable segment
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	239
Global Commercial Services [Member] | Other Terminations [Member]
Restructuring charges, by reportable segment
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	18
Global Network And Merchant Services [Member]
Restructuring charges, by reportable segment
Restructuring charges	(1.0)
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	39
Global Network And Merchant Services [Member] | Severance [Member]
Restructuring charges, by reportable segment
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	30
Global Network And Merchant Services [Member] | Other Terminations [Member]
Restructuring charges, by reportable segment
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	9
Corporate and Other [Member]
Restructuring charges, by reportable segment
Restructuring charges	64.0
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	112
Severance and other charges	108
Corporate and Other [Member] | Severance [Member]
Restructuring charges, by reportable segment
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	72
Corporate and Other [Member] | Other Terminations [Member]
Restructuring charges, by reportable segment
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	$ 40